Results for the Year - Share- based compensation (Details)					1 Months Ended								6 Months Ended	12 Months Ended
	Jan. 09, 2019 EquityInstruments	Aug. 02, 2017 EUR (€)	Aug. 02, 2017 USD ($)	May 06, 2016	Sep. 30, 2018 USD ($) EquityInstruments individual	Nov. 30, 2017 DKK (kr) kr / shares	Nov. 30, 2017 USD ($) EquityInstruments $ / shares	Jun. 30, 2017 USD ($) EquityInstruments $ / shares shares	Mar. 31, 2017 USD ($) EquityInstruments $ / shares	Oct. 31, 2016 USD ($) EquityInstruments	Jun. 30, 2016 USD ($) EquityInstruments shares	May 31, 2016 USD ($) EquityInstruments	Dec. 31, 2018 DKK (kr) EquityInstruments individual shares	Dec. 31, 2018 DKK (kr) EquityInstruments shares	Dec. 31, 2018 EUR (€) EquityInstruments shares	Dec. 31, 2018 USD ($) EquityInstruments shares	Dec. 31, 2017 EUR (€) EquityInstruments individual	Dec. 31, 2017 USD ($) EquityInstruments individual	Dec. 31, 2016 USD ($) EquityInstruments	Dec. 31, 2015 USD ($) EquityInstruments $ / shares	Dec. 31, 2014	Dec. 31, 2018 EUR (€) EquityInstruments shares	Dec. 31, 2018 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2017 USD ($)	Nov. 30, 2017 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of ordinary shares per each ADS prior to the share split | shares														1	1	1
Number of ordinary shares at the time of share split per each ADS | shares													10	10								10	10
Number of ordinary shares per each ADS after Capital Reduction | shares														2	2	2
Number of options granted																			664,000
Number of options granted (after share split)																			6,600,000
Expiration period																			6 years
Aggregate fair value of options granted | $																			$ 8,200,000
Potential antidilution payments to the holders | $																							$ 890,000
Annulment of ordinary shares (as a percent)		80.00%	80.00%				80.00%							80.00%	80.00%	80.00%
Cash payment to award holders as a result of annulment of shares																	€ 36,200,000	$ 43,400,000
Reduction in number of outstanding awards as a result of annulment of shares							28,800,000
Expense recognized when Award is negatively affected by Amendment | $							$ 0
Warrants yield proceeds to the company | $									$ 49,000			$ 112,000				$ 1,000
Fair value of an ordinary share of the Company on the date of exercise | $									27.95			18.60
Fair value of ordinary shares of the company on the date of exercise (after share split) | $									$ 2.80			$ 1.86
Warrants exercised									40,000			130,000		706,000	706,000	706,000
Warrants exercised (after share split)									401,000			1,300,000
Reduction of issued capital		€ 917,700,000	$ 1,100,000,000				32,200,000											1,093,927,000
Expense recognized during the period | $							$ 11,700,000									$ 6,170,000		$ 7,082,000	$ 14,288,000
Consulting agreement term				4 years
$1.36 Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of an ordinary share of the Company on the date of exercise | $																$ 1.36
Warrants exercised														334,000	334,000	334,000
$1.49 Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of an ordinary share of the Company on the date of exercise | $																$ 1.49
Deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity awards forfeited														0	0	0	2,842,000	2,842,000
Exercise price														kr 0.01		$ 0.0015
Holders of deferred shares need to remit upon issuance | (per share)						kr 0.01	$ 0.0015
June 2017 Deferred Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares reduced in subscription of deferred shares								80.00%
Number of deferred shares reduced (after share split) | shares								720,000
Expiration period								5 years
Aggregate fair value of options granted | $								$ 1,800,000
Number of deferred shares granted (after share split)								900,000
Number of deferred shares vest in the event of favourable conclusion of the Interference Proceedings								50,000
Number of deferred shares vest in the event of Interference Proceedings (after share split)								500,000
Due to the deferred share holders of the company as a result of Capital Reduction																						€ 1,700,000	$ 2,000,000
Number of deferred shares outstanding													180,000	180,000								180,000	180,000
Number of deferred shares would vest upon successful outcome of the interference proceeding														100,000	100,000	100,000
Potential antidilution payments to the holders | €																						€ 777,000
Granting of deferred shares								90,000
June 2017 Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted								825,000
Number of options granted (after share split)								8,300,000
Exercise price of outstanding share options | $								$ 20.35
Exercise price of outstanding share options (after share split) | $ / shares								$ 2.04
Percentage of shares reduced in subscription of share options								80.00%
Number of share options reduced (after share split) | shares								6,600,000
Expiration period								6 years
Aggregate fair value of options granted | $								$ 8,900,000
Due to option holders as a result of Capital Reduction																	€ 1,900,000							$ 2,200,000
Amount paid to option holders as a result of the Capital Reduction															€ 650,000	$ 761,000	€ 361,000	$ 430,000
Remaining cash payment to be paid as a result of capital reduction																						€ 844,000	$ 967,000
Vesting term								36 months
2018 Vested Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options vested													105,000	105,000								105,000	105,000
Number of former employees | individual													2
Certain employees, board members and consultants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares available for grant under the Equity Plan | shares													9,900,000	9,900,000								9,900,000	9,900,000
Shares available for future grant under the Equity Plan | shares														3,100,000	3,100,000	3,100,000
Certain employees, board members and consultants | Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants available for future grant, inclusive of shares available for future grant under the Equity Plan | shares														2,100,000	2,100,000	2,100,000
Certain employees, board members and consultants | Deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Deferred shares available for future grant, inclusive of shares available for future grant under the Equity Plan | shares														17,000,000	17,000,000	17,000,000
Board of Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																			178,000
Number of options granted (after share split)																			1,800,000
Board of Directors | June 2017 Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted								75,000
Number of options granted (after share split)								750,000
Employees | 2018 Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted					7,200
Exercise price of outstanding share options | $					$ 1.40
Employees receiving options | individual					1
Consultants | June 2016 Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants granted											89,000
Number of warrants granted (after share split) | shares											891,000
Exercise price of warrants | $											$ 0.56
Exercise price of warrants (after share split) | $											$ 0.06
Non employee consultants | Consultant Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | $																				500,000
Number of options granted (after share split) | $																				5,000,000
Vesting term																				5 years
Number of options vested													3,000,000	3,000,000								3,000,000	3,000,000
Weighted average fair value per consultant option applied for recognition of an expense (after share split) | $																$ 0.16		0.63	$ 0.60
Expense recognized during the period | $																$ 96,000		$ 615,000	892,000
Non employee consultants | Consultant Options, Exercise Price One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																				250,000
Number of options granted (after share split)																				2,500,000
Exercise price of outstanding share options | $																				$ 28.26
Exercise price of outstanding share options (after share split) | $ / shares																				$ 2.83			$ 2.83
Vesting of option with a exercise price of $2.83													1,500,000	1,500,000								1,500,000	1,500,000
Non employee consultants | Consultant Options, Exercise Price Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																				250,000
Number of options granted (after share split)																				2,500,000
Exercise price of outstanding share options | $																				$ 141.30
Exercise price of outstanding share options (after share split) | $ / shares																				$ 14.13
Chief Executive Officer | June 2017 Deferred Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of deferred shares granted (after share split)								450,000
Number of deferred shares vest in the event of favourable conclusion of the Interference Proceedings								25,000
Number of deferred shares vest in the event of Interference Proceedings (after share split)								250,000
Granting of deferred shares								45,000
Chief Executive Officer | June 2017 Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted								300,000
Number of options granted (after share split)								3,000,000
Chief Executive Officer | March 2017 Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted									60,000
Number of options granted (after share split)									600,000
Exercise price of outstanding share options | $									$ 27.49
Exercise price of outstanding share options (after share split) | $ / shares									$ 2.75
Expiration period									6 years
Aggregate fair value of options granted | $									$ 913,000
Vesting term									48 months
Chief Executive Officer | Expiring Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiring Awards																				89,000
Expiring awards (after share split)																				891,000
Chief Executive Officer | Replacement Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granting of share options or warrants to replace expiring awards																				89,000
Granting of share options or warrants to replace expiring awards (after share split)																				891,000
Former Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of board members who terminated their roles | individual																	2	2
Number of options or warrants forfeited																	564,000	564,000
Number of options or warrants forfeited (after share split)																	5,600,000	5,600,000
Number of options or warrants allowing to hold after modification																	1,100,000	1,100,000
Number of options or warrants allowing to hold after modification (after share split)																	11,100,000	11,100,000
Expense recognized during the period | $																		$ 2,700,000
Amount of reversal of share-based compensation expense | $																		$ 7,600,000
Former Employees | Deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity awards forfeited																	284,000	284,000
Number of equity awards forfeited (after share split)																	2,800,000	2,800,000
Chief Financial Officer | Deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity awards forfeited																	2,800,000	2,800,000
Vesting term																					4 years
Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Consulting agreement term										4 years
Director | Deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate fair value of options granted | $										$ 275,000
Number of deferred shares granted (after share split)										125,000
Vesting term										4 years
Granting of deferred shares										12,500
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $																			12.75
Expiration period														6 years	6 years	6 years
Exercise price						kr 0.01													0.06				$ 1.40	0.0016	$ 0.0015
Option exercise price (after share split) | $																			$ 1.28
Vesting term														3 years	3 years	3 years			3 years
Minimum | 2018 Vested Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of shares vested | kr													kr 0.01	kr 0.01
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $																			$ 21.95
Expiration period														10 years	10 years	10 years
Exercise price | $																			2.20				3.77	$ 6.92	$ 14.13
Option exercise price (after share split) | $																			$ 2.20
Vesting term														5 years	5 years	5 years			4 years
Maximum | 2018 Vested Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of shares vested | $																							$ 3.77
Unsuccessful outcome of Interference Proceeding
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of deferred shares expired	100,000
Unsuccessful outcome of Interference Proceeding | June 2017 Deferred Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of deferred shares expired	100,000